CONVERTIBLE DEBENTURES (Details Narrative) - Lewis and Clark Pharmaceuticals, Inc. [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Total proceeds from convertible notes	$ 1,700,000	$ 1,700,000
Description of convertible notes

(A) the securities issued to the investors in the Qualified Financing, or (B) any other class of Equity Securities of the Company then authorized as outstanding at a conversion price (the “Conversion Price”) equal to lesser of (a) the product of price per share paid by the Investors purchasing the Equity Securities multiplied by the Applicable Discount (as defined), or (b) the price determined by dividing $3,250,000 by the Fully Diluted Capitalization (as defined) as of immediately prior to the Qualified Financing. If, prior to the Maturity Date and the occurrence of a Qualified Financing, a Change in Control (as defined) of the Company occurs, then upon the closing of such Change of Control, the Holder shall be entitled to receive the greater of (a) all outstanding accrued interest plus 1.5 times the outstanding principal and accrued interest on this Note, or (b) the amount the Holder would receive if the Conversion Amount had converted into such class of authorized and/or outstanding shares of the Company as the Holder may elect immediately prior to the closing of the Change in Control at a price determined by dividing $3,250,000 by the Fully Diluted Capitalization as of immediately prior to the closing of the Change in Control.

(A) the securities issued to the investors in the Qualified Financing, or (B) any other class of Equity Securities of the Company then authorized as outstanding at a conversion price (the “Conversion Price”) equal to lesser of (a) the product of price per share paid by the Investors purchasing the Equity Securities multiplied by the Applicable Discount (as defined), or (b) the price determined by dividing $3,250,000 by the Fully Diluted Capitalization (as defined) as of immediately prior to the Qualified Financing. If, prior to the Maturity Date and the occurrence of a Qualified Financing, a Change in Control (as defined) of the Company occurs, then upon the closing of such Change of Control, the Holder shall be entitled to receive the greater of (a) all outstanding accrued interest plus 1.5 times the outstanding principal and accrued interest on this Note, or (b) the amount the Holder would receive if the Conversion Amount had converted into such class of authorized and/or outstanding shares of the Company as the Holder may elect immediately prior to the closing of the Change in Control at a price determined by dividing $3,250,000 by the Fully Diluted Capitalization as of immediately prior to the closing of the Change in Control.

Percentage of shares acquired	100.00%	100.00%
Convertible notes face amount	$ 45,000	$ 70,000
8% Convertible Note [Member]
Convertible notes face amount	$ 203,040	$ 203,040
Debt interest rates	8.00%	8.00%
Changes in interest rates	6.00%	6.00%
Amount of accrued interest	$ 241,054	$ 178,209	$ 86,431
Amount of convertible notes held by stockholders	$ 80,000	$ 80,000	$ 30,000
Maturity date of convertible notes	The notes have maturity dates of three years from the date of issuance through November 2019.	The notes have maturity dates of three years from the date of issuance through November 2019.